Inventories (Tables)	12 Months Ended
Dec. 31, 2020
Inventories [Abstract]
Summary of inventory

		$ million
	2020	2019
Crude oil	4,498	5,610
Natural gas	265	222
Emissions allowances[a]	1,297	1,193
Refined petroleum and petrochemical products	8,791	11,714
	14,851	18,739
Trading inventories	292	182
	15,143	18,921
Supplies	1,730	1,959
	16,873	20,880
Cost of inventories expensed in the income statement	132,104	209,672